PARAMETRIC EMERGING MARKETS FUND
PARAMETRIC INTERNATIONAL EQUITY FUND

Supplement to Prospectus and SAI dated June 1, 2019

Parametric International Equity Fund is now offered through a separate stand-alone prospectus and is no longer included herein.

January 15, 2020	34362 1.15.20